Accounting changes (Details) $ in Thousands	Jan. 01, 2019 CLP ($)
Explanation Of Difference Between Operating Lease Commitments Disclosed Applying IAS17 And Lease Liabilities Recognised At Date Of Initial Application Of IFRS16 [Line Items]
Current leases liabilities	$ 7,633,617
Non-current leases liabilities	29,362,704
Lease liabilities recognized as of January 1, 2019	36,996,321
IFRS Sixteen [Member]
Explanation Of Difference Between Operating Lease Commitments Disclosed Applying IAS17 And Lease Liabilities Recognised At Date Of Initial Application Of IFRS16 [Line Items]
Operating lease and services contracts as of December 31, 2018	138,377,120
Commitments not qualified as lease liabilities	(113,040,682)	[1]
Obligations for lease contracts as of December 31, 2018	25,336,438
Adjustments to present value	(6,252,251)
Leases according to IFRS 16 as of January 1, 2019	19,084,187
Financial leases liabilities recognized as of December 31, 2018	17,912,134
Lease liabilities recognized as of January 1, 2019	$ 36,996,321

[1]	It mainly corresponds to services contracts, short-term and low-value operational leases.